(Letterhead of Morgan Stanley DW Inc.)










                                                                     Rule 497(j)
                                                              Reg. No. 333-65888


Pursuant to Rule 497 (j) promulgated under the Securities Act of 1933, the Registrant, Morgan Stanley Select Equity Trust Select 10 Industrial Portfolio 2001-5 hereby certifies as follows:

1) the form of the prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement, and

2) the text of the said amendment to the registration statement has been filed electronically.

                                           MORGAN STANLEY SELECT EQUITY TRUST
                                           SELECT 10 INDUSTRIAL PORTFOLIO 2001-5
                                           (Registrant)

                                           By: Morgan Stanley DW Inc.


                                                /s/Thomas Hines
                                               Thomas Hines
                                               Authorized Signatory


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549